Statements of Operations (USD $)	3 Months Ended		12 Months Ended		92 Months Ended	95 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
Statements of Operations
REVENUES
OPERATING EXPENSES
General and administrative	7,760	5,142	53,957	45,596	1,303,596	1,311,356
Professional fees	4,250	625,119	808,865	121,586	1,784,218	1,788,468
Financing expense					1,063,401	1,063,401
Research and development	129,788	118,411	841,502	939,296	4,297,433	4,427,221
Salaries and wages	56,573	83,427	249,407	205,927	1,249,329	1,305,902
Total Operating Expenses	198,371	832,099	1,953,731	1,312,405	9,697,977	9,896,348
OPERATING LOSS	(198,371)	(832,099)	(1,953,731)	(1,312,405)	(9,697,977)	(9,896,348)
OTHER INCOME (EXPENSE)
Gain (loss) on derivative liability	0	63,348	(3,926)	(8,154)	(998,403)	(998,403)
Gain on shares issued for services				9,625	9,625	9,625
Grant income					81,556	81,556
Interest income	197		785		785	983
Interest expense					(63,995)	(63,995)
Total Other Income (Expense)	197	63,348	(3,141)	1,471	(970,432)	(970,234)
NET LOSS BEFORE INCOME TAXES	(198,174)	(768,751)	(1,956,872)	(1,310,934)	(10,668,408)	(10,866,582)
Provision for income taxes
NET LOSS	(198,174)	(768,751)	(1,956,872)	(1,310,934)	(10,668,408)	(10,866,582)
DEEMED DIVIDEND ON WARRANTS			(2,445,621)		(2,445,621)	(2,445,621)
NET LOSS ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (198,174)	$ (768,751)	$ (4,402,493)	$ (1,310,934)	$ (13,114,029)	$ (13,312,203)
BASIC AND DILUTED LOSS PER SHARE	$ (0.02)	$ (0.06)	$ (0.34)	$ (0.10)
WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	12,833,258	12,830,000	12,877,500	12,833,258